Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

Note 4 - Stock Based Compensation

The stock-based expense equity awards recognized in the financial statements for services received is related to Cost of Revenues, Research and Development, Sales and Marketing and General and Administrative expenses as shown in the following table:

	Nine months ended September 30,		Three months ended September 30,
	2022	2021	2022	2021

Stock-based compensation expense – Cost of revenues	67	-	39	-
Stock-based compensation expense - Research and development	22	103	4	33
Stock-based compensation expense - Sales and marketing	115	164	57	71
Stock-based compensation expense - General and administrative	123	83	65	14

	327	350	165	118

Options issued to consultants:

In July 2019, the Company entered into a three-year agreement with a consultant (“Consultant14”) to provide services to the Company including assisting the Company to promote, market and sell the Company’s technology to potential customers. Pursuant to such agreement and in partial consideration for such consulting services, the Company agreed to issue to Consultant14 options to purchase up to 107 shares of the Company’s common stock upon execution of the agreement. The options are exercisable at $375.00 per share and shall vest in 3 equal instalments every twelve months starting July 2019. Unexercised options shall expire 4 years from the effective date.

MY SIZE, INC. AND ITS SUBSIDIARIES

Notes to Condensed Consolidated Interim Financial Statements (Unaudited)

U.S. dollars in thousands (except share data and per share data)

Note 4 - Stock Based Compensation (Cont.)

In addition, the Company agreed to issue to Consultant14 options to purchase up to 889 shares of the Company’s common stock upon execution of the agreement. The options are exercisable at $27.00 per share and shall vest in 4 equal instalments every six months starting September 2020. Unexercised options shall expire 5 years from the effective date.

During the nine and three-month period ended September 30,2022 and 2021, an amount of $7 and $10, and none and $3 respectively, were recorded by the Company as stock-based equity awards with respect to Consultant 14.

Stock Option Plan for Employees:

In March 2017, the Company adopted the My Size, Inc. 2017 Equity Incentive Plan (the “2017 Employee Plan”) pursuant to which the Company’s Board of Directors may grant stock options to officers and key employees. The total number of options which may be granted to directors, officers, employees under this plan, is limited to 230,800 options. Stock options can be granted with an exercise price equal to or less than the stock’s fair market value at the date of grant.

On May 25, 2020, the compensation committee of the Board of Directors of the Company reduced the exercise price of outstanding options of employees and directors of the Company for the purchase of an aggregate of 5,610 shares of common stock of the Company (with exercise prices ranging between $453.75 and $228.75) to $26.00 per share, which was the closing price for the Company’s common stock on May 22, 2020, and extended the term of the foregoing options for an additional one year from the original date of expiration. The incremental compensation cost resulting from the repricing was $53, and the expenses during the nine-month period ended September 30, 2022 and 2021 were $2 and $1.

On August 10, 2020, the Company’s shareholders approved an increase in the shares available for issuance under the 2017 Employee Plan from 8,000 to 58,000 shares. As a result, and pursuant to approval of the Company’s compensation committee that was contingent on the foregoing shareholder approval, the number of shares available for issuance under the Company’s 2017 Consultant Incentive Plan was reduced from 18,667 to 8,667 shares. On December 30, 2021, the Company’s shareholders approved an increase in the shares available for issuance under the 2017 Equity Incentive Plan from 58,000 shares to 230,800 shares.

On September 29, 2022, the Compensation Committee of the Company approved grants of restricted share awards under the Company’s 2017 Equity Incentive Plan to Ronen Luzon (CEO), Or Kles (CFO), Billy Pardo (COO), Ilia Turchinsky (CTO) and Ezequiel Javier Brandwain (CCO), pursuant to which were issued 100,000 restricted shares, 24,000 restricted shares, 24,000 restricted shares, 16,000 restricted shares and 12,000 restricted shares, respectively. Each restricted share awarded under section 102 Capital Gain Restricted Stock Award Agreement (the “Agreement”). The restricted shares shall vest in three equal installments on January 1, 2023, January 1, 2024 and January 1, 2025 for Ronen Luzon, Or Kles, Billy Pardo and Ilia Turchinsky and on January 27, 2023, January 27, 2024 and January 27, 2025 for Ezequiel Javier Brandwain, conditioned upon continuous employment with the Company, and subject to accelerated vesting upon a change in control of the Company.

On the same day, the Company granted five-year options to purchase up to 10,000 ordinary shares to other employees of the Company at an exercise price of $5.25 per share. The options vest in over three years in three equal portions from the vesting commencement date.

The fair value of each option award is estimated on the date of grant using the Binomial option-pricing model that used the weighted average assumptions in the following table. The risk free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2022 grants
Dividend yield	0%
Expected volatility	96.52%
Risk-free interest	4.06%
Contractual term of up to (years)	5
Suboptimal exercise multiple (NIS)	5

During the nine and three-month period ended September 30, 2022, the Company granted 186,000 restricted stock and stock options under the 2017 Employee Plan, no options were exercised and options to purchase 2,075 shares of common stock, expired.

The total stock option compensation expense during the nine and three-month period ended September 30, 2022 and 2021 which was recorded was $53 and $234, and $9 and $312, respectively.

MY SIZE, INC. AND ITS SUBSIDIARIES

Notes to Condensed Consolidated Interim Financial Statements (Unaudited)

U.S. dollars in thousands (except share data and per share data)

NOTE 11 -	STOCK BASED COMPENSATION

The stock-based expense recognized in the financial statements for services received is related to Research and Development, Sales and Marketing and General and Administrative expenses as shown in the following table:

	Year ended December 31,
	2021	2020

Stock-based compensation expense - Research and development	95	206
Stock-based compensation expense - Sales and marketing	180	146
Stock-based compensation expense - General and administrative	98	293
	373	645

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)

NOTE 11 -	STOCK BASED COMPENSATION (Cont.)

Options issued to consultants

a.

In July 2019, the Company entered into a three-year agreement with a consultant (“Consultant14”) to provide services to the Company including assisting the Company to promote, market and sell the Company’s technology to potential customers. Pursuant to such agreement and in partial consideration for such consulting services, the Company agreed to issue to Consultant14 options to purchase up to 107 shares of the Company’s common stock upon execution of the agreement. The options are exercisable at $375.00 per share and shall vest in 3 equal instalments every twelve months starting July 2019. Unexercised options shall expire 4 years from the effective date.

In addition, the Company agreed to issue to Consultant14 options to purchase up to 890 shares of the Company’s common stock upon execution of the agreement. The options are exercisable at $27 per share and shall vest in 4 equal instalments every six months starting September 2020. Unexercised options shall expire 5 years from the effective date.

During 2021 and 2020, an amount of $14 and $8 respectively, were recorded by the Company as stock-based equity awards with respect to Consultant14.

b.	In April 2020, the Company entered into a twelve month agreement with a consultant (“Consultant16”) to provide services to the Company including assisting the Company to promote, market and sell the Company’s technology to potential customers. Pursuant to said agreement and in partial consideration for such consulting services, the Company agreed to issue to Consultant16 options to purchase up to 240 shares of the Company’s common stock upon execution of the agreement. The options are exercisable at $50.00 per share and shall vest in 4 equal instalments every three months starting May 2020. Unexercised options shall expire 18 month from the effective date.

During 2021 and 2020, an amount of $1 and $1 respectively, were recorded by the Company as stock-based equity awards with respect to Consultant16.

c.	In October 2020, the Company entered into a twelve month agreement with a consultant (“Consultant17”) to provide services to the Company including assisting the Company to promote, market and sell the Company’s technology to potential customers. Pursuant to said agreement and in partial consideration for such consulting services, the Company agreed to issue to Consultant17 options to purchase up to 600 shares of the Company’s common stock upon execution of the agreement. The options are exercisable at $27.50 per share and shall vest in 3 equal instalments every twelve months starting October 2021. Unexercised options shall expire 4 years from the effective date.

During 2021 and 2020, an amount of $8 and $3 respectively, were recorded by the Company as stock-based equity awards with respect to Consultant17.

d.	In May 2021, the Company entered into a consulting agreement with a consultant (“Consultant18”) pursuant to which the Company agreed upon the three-month anniversary of the agreement to issue to consultant18 a (i) a warrant to purchase up to 2,000 shares of the Company’s common stock exercisable at $37.50 per share and expiring on December 31, 2022, and (ii) a warrant to purchase up to 2,000 shares of the Company’s common stock exercisable at $50.00 per share and expiring on December 31, 2022.

During 2021, an amount of $64, was recorded by the Company as stock-based equity awards with respect to Consultant18.

e.	In June 2021, the Company entered into a consulting agreement with a consultant (“Consultant19”) pursuant to which the Company agreed to issue to the consultant a warrant to purchase up to 2,000 shares of the Company’s common stock exercisable at $37.50 per share and expiring on December 31, 2022.

During 2021, an amount of $34, was recorded by the Company as stock-based equity awards with respect to Consultant19.

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)

NOTE 11 -	STOCK BASED COMPENSATION (Cont.)

The Company’s outstanding options granted to consultants as of December 31, 2021 are as follows:

Issuance date	Options for Common stock	Weighted Average exercise price per share		Options exercisable	Expiration date

April 2012	123	NIS	56.25	123	April 2022
February 2018	15	USD	528.75	15	May 2021- February 2023
August 2018-December 2018	534	USD	352.5	267	August 2023 - December 2023
July 2020	107	USD	375	72	April 2021- July 2023
June 2020	300	USD	32.5	300	March 2022
September-October 2020	1,490	USD	27.25	867	October 2024- September 2025
May-June 2021	6,000	USD	41.75	6,000	December 31 2022

Total	8,569			7,644

The Company uses the Black Scholes model to measure the fair value of the stock options with the assistance of a third party valuation.

The fair value of the Company’s stock options granted to non-employees was calculated using the following weighted average assumptions:

	2021	2020
	Grants	Grants

Dividend yield	0%	0%
Expected volatility	125.15%	101.65%-106.74%
Risk-free interest	0.16%	0.17%-0.3%
Contractual term of up to (years)	1.52	1.5-4

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)

NOTE 11 -	STOCK BASED COMPENSATION (Cont.)

Stock Option Plan for employees

In March 2017, the Company adopted a stock option plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant stock options to officers and key employees. The total number of options which may be granted to directors, officers, employees under this plan, is limited to 230,800 options. Stock options can be granted with an exercise price equal to or less than the stock’s fair market value at the date of grant.

The fair value of each option award is estimated on the date of grant using the Binomial option-pricing model that used the weighted average assumptions in the following table. The risk free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2021 Grants	2020 Grants
Dividend yield	0%	0%
Expected volatility	98.47%	95.06%
Risk-free interest	0.96%	0.338%
expected life	2-2.27	2-4.8

In the years ended December 31, 2021 and 2020, 3,900 and 34,480 options, respectively, were granted.

On May 25, 2020, the compensation committee of the Board of Directors of the Company reduced the exercise price of outstanding options of employees and directors of the Company for the purchase of an aggregate of 28,048 shares of common stock of the Company (with exercise prices ranging between $453.75 and $228.75) to $26.00 per share, which was the closing price for the Company’s common stock on May 22, 2020, and extended the term of the foregoing options for an additional one year from the original date of expiration. The incremental compensation cost resulting from the repricing was $53 and the expenses during the years ended December 31, 2021 and 2020 was $1 and $50 respectively.

On August 10, 2020, the Company’s shareholders approved an increase in the shares available for issuance under the 2017 Employee Plan from 8,000 to 290,000 shares. As a result and pursuant to approval of the Company’s compensation committee that was contingent on the foregoing shareholder approval, the following occurred on August 10, 2020: (i) the number of shares available for issuance under the Company’s 2017 Consultant Incentive Plan was reduced from 18,667 to 8,667 shares: (ii) the Company granted to the Company’s Chief Executive Officer (A) five-year options to purchase up to 6,400 ordinary shares at an exercise price of $26.00 per share. One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022, and (B) 3,200 performance-based restricted stock units, each representing the right to receive one share of common stock, which vest (x) upon the Company generating revenue of at least $50,000 in the Russian Federation during the year ended 2020, or (y) upon the Company generating revenue of at least $500,000 in the Russian Federation during the year ending 2021; (iii) the Company granted five-year options to purchase up to 5,200 ordinary shares to the Company’s Chief Financial Officer at an exercise price of $26.00 per share. One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022; (iv) the Company granted five-year options to purchase up to 5,200 ordinary shares to the Company’s Chief Operating Officer and Chief Product Officer at an exercise price of $26.00 per share. One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022; (v) the Company granted five-year options to purchase up to 13,036 ordinary shares to other employees of the Company at an exercise price of $26.00 per share. One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022; and (vi) the Company granted five-year options to purchase up to 1,200 ordinary shares to each of the Company’s non-employee Board members at an exercise price of $26.00 per share. These options vested on November 26, 2020.

On December 30, 2021, our stockholders approved an increase in the shares available for issuance under the 2017 Equity Incentive Plan from 58,000 shares to 230,800 shares.

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)

NOTE 11 -	STOCK BASED COMPENSATION (Cont.)

The total stock option compensation expense in the year ended December 31, 2021 amounted to $252 as follows: Research and development expenses amounted to $94, sales and marketing expenses amounted to $97 and general and administrative expenses amounted to $61.

The total stock option compensation expense in the year ended December 31, 2020 amounted to $560 as follows: research and development expenses amounted to $190, sales and marketing expenses amounted to $117 and general and administrative expenses amounted to $253.

As of December 31, 2021, there was a total of $62 unrecognized compensation cost relating to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 0.65 years.

Share option activity during 2021 is as follows:

	2021
	Number of options	Weighted average exercise price US$
Outstanding at January 1	39,094	$26.00
Granted	3,900	31.25
Exercised	(752)
Expired	(6,500)
Outstanding at year end	35,742	26.50
Vested at year end	27,063	26.00

Share option activity during 2020 is as follows:

	2020
	Number of options	Weighted average Exercise price US$
Outstanding at January 1	6,556	$346.75
Granted	34,480	26.00
Exercised	-
Expired	(1,942)
Outstanding at year end	39,094	26.00
Vested at year end	15,937	26.00

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)